Additional Information - Financial Statement Schedule I Condensed Financial Information of Parent Company (Condensed Balance Sheet) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 1,645,234	$ 1,013,465	$ 380,664	$ 343,731
Restricted cash	2,053	2,368
Short-term investments	58,736	748
Prepaid expenses and other current assets	221,196	80,538
Amounts due from subsidiaries and VIEs	9,799	2,871
Deferred tax assets - current	4,844	3,129
Total current assets	2,096,149	1,157,717
Acquired intangible assets, net	51,289	17,248
Long-term investments	314,979	84,293
Other noncurrent assets	97,025	39,621
Deferred tax assets - noncurrent	16,365	946
Total assets	3,331,570	1,568,896
LIABILITIES
Accrued expenses and other current liabilities	298,831	120,418
Deferred revenue-current	72,890	46,632
Amounts due to subsidiaries and VIEs	1,089	517
Total current liabilities	540,229	208,598
Deferred revenue-noncurrent	2,281	3,544
Long-term debt	1,635,000	600,000
Total liabilities	2,189,302	814,818
EQUITY
Treasury stock	(139)	(139)
Additional paid-in capital	669,760	568,675
Accumulated other comprehensive income (loss)	(11,772)	20,380
Retained earnings	321,123	119,639
Total Qihoo 360 Technology Co. Ltd. shareholders' equity	1,028,598	736,893
TOTAL EQUITY	1,142,268	754,078	478,263	371,492
TOTAL LIABILITIES AND EQUITY	3,331,570	1,568,896
Class A ordinary shares ($0.001 par value; 378,000,000 and 378,000,000 shares authorized as of December 31, 2013 and 2014, respectively; 134,123,218 and 147,485,168 shares issued and outstanding as of December 31, 2013 and 2014, respectively) [Member]
EQUITY
Ordinary shares	147	134
Class B ordinary shares ($0.001 par value; 122,000,000 and 122,000,000 shares authorized as of December 31, 2013 and 2014, respectively; 54,767,703 and 45,931,163 shares issued and outstanding as of December 31, 2013 and 2014, respectively) [Member]
EQUITY
Ordinary shares	46	55
Parent Company [Member]
ASSETS
Cash and cash equivalents	1,242,129	695,515	220,236	241,842
Restricted cash	0	300
Short-term investments	6,839	253
Prepaid expenses and other current assets	111,872	3,206
Amounts due from subsidiaries and VIEs	459,303	167,395
Deferred tax assets - current	412	306
Total current assets	1,820,555	866,975
Acquired intangible assets, net	1,205	2,449
Investments in subsidiaries and VIEs	799,123	449,893
Long-term investments	45,211	17,139
Other noncurrent assets	26,964	11,707
Deferred tax assets - noncurrent	103	383
Total assets	2,693,161	1,348,546
LIABILITIES
Accrued expenses and other current liabilities	12,455	6,760
Deferred revenue-current	1,539	1,150
Amounts due to subsidiaries and VIEs	15,184	2,306
Total current liabilities	29,178	10,216
Deferred revenue-noncurrent	385	1,437
Long-term debt	1,635,000	600,000
Total liabilities	1,664,563	611,653
EQUITY
Treasury stock	(139)	(139)
Additional paid-in capital	669,760	568,675
Accumulated other comprehensive income (loss)	(11,772)	20,380
Retained earnings	370,556	147,788
Total Qihoo 360 Technology Co. Ltd. shareholders' equity	1,028,598	736,893
TOTAL EQUITY	1,028,598	736,893
TOTAL LIABILITIES AND EQUITY	2,693,161	1,348,546
Parent Company [Member] | Class A ordinary shares ($0.001 par value; 378,000,000 and 378,000,000 shares authorized as of December 31, 2013 and 2014, respectively; 134,123,218 and 147,485,168 shares issued and outstanding as of December 31, 2013 and 2014, respectively) [Member]
EQUITY
Ordinary shares	147	134
Parent Company [Member] | Class B ordinary shares ($0.001 par value; 122,000,000 and 122,000,000 shares authorized as of December 31, 2013 and 2014, respectively; 54,767,703 and 45,931,163 shares issued and outstanding as of December 31, 2013 and 2014, respectively) [Member]
EQUITY
Ordinary shares	$ 46	$ 55